Basis of presentation for the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure Of Detailed Information About Subsidiaries

					Ownership Interest
Subsidiaries	TAX ID No.	Address	Country of Incorporation	Functional Currency	Direct	Indirect	Total
SQM Nitratos S.A.	96.592.190-7	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	0.0001	100.0000
SQM Potasio S.A.	96.651.060-9	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	-	100.0000
Serv. Integrales de Tránsito y Transf. S.A.	79.770.780-5	Arturo Prat 1060, Tocopilla	Chile	Dollar	0.0003	99.9997	100.0000
Isapre Norte Grande Ltda.	79.906.120-1	Anibal Pinto 3228, Antofagasta	Chile	Peso	1.0000	99.0000	100.0000
Ajay SQM Chile S.A.	96.592.180-K	Av. Pdte. Eduardo Frei 4900, Santiago	Chile	Dollar	51.0000	-	51.0000
Almacenes y Depósitos Ltda.	79.876.080-7	El Trovador 4285, Las Condes	Chile	Peso	1.0000	99.0000	100.0000
SQM Salar S.A.	79.626.800-K	El Trovador 4285, Las Condes	Chile	Dollar	18.1800	81.8200	100.0000
SQM Industrial S.A.	79.947.100-0	El Trovador 4285, Las Condes	Chile	Dollar	99.0470	0.9530	100.0000
Exploraciones Mineras S.A.	76.425.380-9	El Trovador 4285, Las Condes	Chile	Dollar	0.2691	99.7309	100.0000
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	76.534.490-5	Anibal Pinto 3228, Antofagasta	Chile	Peso	-	100.0000	100.0000
Soquimich Comercial S.A.	79.768.170-9	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Agrorama Ltda. (1)	76.064.419-6	El Trovador 4285, Las Condes	Chile	Peso	-	70.0000	70.0000
Comercial Hydro S.A.	96.801.610-5	El Trovador 4285, Las Condes	Chile	Dollar	-	100.0000	100.0000
Agrorama S.A.	76.145.229-0	El Trovador 4285, Las Condes	Chile	Peso	-	100.0000	100.0000
Orcoma Estudios SPA	76.359.919-1	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
Orcoma SPA	76.360.575-2	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
SQM MaG SpA	76.686.311-9	Los Militares 4290, Las Condes	Chile	Dollar	-	100.000	100.0000
Sociedad Contractual Minera Búfalo	77.114.779-8	Los Militares 4290, Las Condes	Chile	Dollar	99.9000	0.1000	100.0000
SQM North America Corp.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	40.0000	60.0000	100.0000
RS Agro Chemical Trading Corporation A.V.V.	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	98.3333	1.6667	100.0000
Nitratos Naturais do Chile Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	-	100.0000	100.0000
SQM Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	0.0002	99.9998	100.0000
SQM Perú S.A.	Foreign	Avenida Camino Real N° 348 of. 702, San Isidro, Lima	Peru	Dollar	0.0091	99.9909	100.0000
SQM Ecuador S.A.	Foreign	Av. José Orrantia y Av. Juan Tanca Marengo Edificio Executive Center Piso 2 Oficina 211	Ecuador	Dollar	0.00401	99.9960	100.0000
SQM Brasil Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	0.7100	99.2900	100.0000
SQMC Holding Corporation.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta	United States of America	Dollar	0.1000	99.9000	100.0000
SQM Japan Co. Ltd.	Foreign	From 1st Bldg 207, 5-3-10 Minami- Aoyama, Minato-ku, Tokyo	Japan	Dollar	0.1597	99.8403	100.0000

(1)	SQM controls Soquimich Comercial, which in turn controls Comercial Agrorama Ltda, SQM has management control over Comercial Agrorama Ltda.

					Ownership Interest
Subsidiaries	TAX ID No.	Address	Country of Incorporation	Functional Currency	Direct	Indirect	Total
SQM Europe N.V.	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM Indonesia S.A.	Foreign	Perumahan Bumi Dirgantara Permai, Jl Suryadarma Blok Aw No 15 Rt 01/09 17436 Jatisari Pondok Gede	Indonesia	Dollar	-	80.0000	80.0000
North American Trading Company	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
SQM Virginia LLC	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
SQM Comercial de México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México	Mexico	Dollar	0.0100	99.9900	100.0000
SQM Investment Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	1.0000	99.0000	100.0000
Royal Seed Trading Corporation A.V.V.	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	1.6700	98.3300	100.0000
SQM Lithium Specialties Limited Partnership	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
Comercial Caimán Internacional S.A.	Foreign	Edificio Plaza Bancomer	Panama	Dollar	-	100.0000	100.0000
SQM France S.A.	Foreign	ZAC des Pommiers 27930, FAUVILLE	France	Dollar	-	100.0000	100.0000
Administración y Servicios Santiago S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México	Mexico	Dollar	-	100.0000	100.0000
SQM Nitratos México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México	Mexico	Dollar	-	100.0000	100.0000
Soquimich European Holding B.V.	Foreign	Loacalellikade 1 Parnassustoren 1076 AZ Amsterdan	Holland	Dollar	-	100.0000	100.0000
SQM Iberian S.A.	Foreign	Provenza 251 Principal 1a CP 08008, Barcelona	Spain	Dollar	-	100.0000	100.0000
SQM Africa Pty Ltd.	Foreign	Tramore House, 3 Waterford Office Park, Waterford Drive, 2191 Fourways, Johannesburg	South Africa	Dollar	-	100.0000	100.0000
SQM Oceanía Pty Ltd.	Foreign	Level 9, 50 Park Street, Sydney NSW 2000, Sydney	Australia	Dollar	-	100.0000	100.0000
SQM Beijing Commercial Co. Ltd.	Foreign	Room 1001C, CBD International Mansion N 16 Yong An Dong Li, Jian Wai Ave Beijing 100022, P.R.	China	Dollar	-	100.0000	100.0000
SQM Thailand Limited	Foreign	Unit 2962, Level 29, N° 388, Exchange Tower Sukhumvit Road, Klongtoey Bangkok	Thailand	Dollar	-	99.9960	99.9960
SQM Colombia SAS	Foreign	Cra 7 No 32 – 33 piso 29 Pbx: (571) 3384904 Fax: (571) 3384905 Bogotá D.C. – Colombia.	Colombia	Dollar	-	100.0000	100.0000
SQM Australia PTY	Foreign	Level 16, 201 Elizabeth Street Sydney	Australia	Dollar	-	100.0000	100.0000
SQM International N.V.	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM (Shanghai) Chemicals Co. Ltd.	Foreign	Room 4703-33, 47F, No.300 Middle Huaihai Road, Huangpu district, Shanghai	China	Dollar	-	100.0000	100.0000
SQM Korea LLC	Foreign	Suite 22, Kyobo Building, 15th Floor, 1 Jongno Jongno-gu, Seoul, 03154 South Korea	Korea	Dollar	-	100.0000	100.0000
SQM Holland B.V.	Foreign	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	Dollar	-	100.0000	100.0000